CONDENSED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended		121 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Operating expenses:
General and administrative	$ 1,035	$ 649	$ 2,553	$ 2,072	$ 3,662	$ 3,953	$ 15,765
Research and development	760	686	2,788	2,268	2,733	2,922	16,712
Research and development grant received					0	0	(489)
Total operating expenses	1,795	1,335	5,341	4,340	6,395	6,875	31,988
Loss from operations	(1,795)	(1,335)	(5,341)	(4,340)	(6,395)	(6,875)	(31,988)
Other income (expense):
Financing cost					0	0	(519)
(Loss) gain on change in fair value of warrant derivative liability	0	330	0	1,096	1,096	(50)	86
Interest (expense) income, net	2	0	3	(2)	(3)	5	36
Loss before provision for income taxes	(1,793)	(1,005)	(5,338)	(3,246)	(5,302)	(6,920)	(32,385)
Provision for income taxes	0	0	0	0	0	0	0
Net loss	$ (1,793)	$ (1,005)	$ (5,338)	$ (3,246)	$ (5,302)	$ (6,920)	$ (32,385)
Net loss per common share, basic and diluted (in dollars per share)	$ (0.05)	$ (0.04)	$ (0.18)	$ (0.14)	$ (0.21)	$ (0.32)
Weighted average shares outstanding (in shares)	32,693,788	25,364,457	29,589,182	23,995,394	24,816,481	21,805,211